ASA

Gold and Precious Metals Limited

In response to Item G.1.a.i. of Form N-CEN, for information required to be filed pursuant to legal proceedings, please find the following:

Rights Plan Litigation Description - On January 31, 2024, Saba Capital filed a complaint against the Company, individuals who had previously served on the Board and two current Board members, in the United States District Court for the Southern District of New York seeking rescission of the Rights Plan and a declaratory judgment that the Rights Plan is invalid under the 1940 Act (the "Saba Litigation"). Saba Capital's filings were subsequently amended to include reference to the Second Rights Plan, Third Rights Plan, and the Fourth Rights Plan. The litigation is captioned Saba Capital Master Fund, Ltd. v. ASA Gold and Precious Metals Ltd., No. 24-CV-690 (SDNY). On April 26, 2024, the Board determined that it was advisable and in the best interests of the Company and its shareholders to authorize the creation of a Litigation Committee to act on matters related to the Saba Litigation. The Litigation Committee was exclusively authorized and empowered on behalf of the Board to review, consider, make determinations and approve or otherwise cause the Company to take actions with respect to any matters relating to the Saba Litigation or any other litigation relating to the Rights Plan or any other shareholder rights plan adopted by the Company (collectively, "Rights Plan Litigation"), and with respect to any disputes, disagreements or other litigation with Saba Capital or its representatives, including, among others, authorizing, managing and overseeing any matters relating to the Rights Plan Litigation; authorizing or approving any settlement to the Litigation; taking such other actions in connection with the Rights Plan Litigation as the Litigation Committee deems necessary or appropriate; and resolving, negotiating or taking action with respect to any dispute, disagreement or other litigation with Saba Capital or its representatives.

In a March 28, 2025 summary judgment ruling, the court held that the Fourth Rights Plan must be rescinded as it violated a requirement under the Investment Company Act of 1940 that rights plans must expire within 120 days of issuance. Accordingly, the Fourth Rights Plan is no longer in effect. Previously adopted Company shareholder rights plans had already expired pursuant to their terms.

As noted above, after the court's March 28, 2025 ruling and rescission of the Fourth Rights Plan, the Rights Plan Committee approved the New Rights Plan. Upon the Rights Plan Committee's adoption of the New Rights Plan, Saba Capital filed a "motion to enforce" or, in the alternative, to amend judgment, requesting that the United States District Court for the Southern District of New York impose sanctions on the Company for allegedly violating the court's March 28, 2025 order when the Rights Plan Committee subsequently adopted the New Rights Plan. On April 15, 2025, the United States District Court for the Southern District of New York denied Saba Capital's motion to enforce, ruling that the Company did not violate the March 28, 2025 order when adopting the New Rights Plan because the New Rights Plan was not adopted during the pendency of its predecessor. Thus, the New Rights Plan is currently in effect. The Saba Litigation was then appealed to the U.S. Court of Appeals for the Second Circuit.

On April 18, 2025, Saba Capital filed a new lawsuit in the United States District Court for the Southern District of New York against the Company and two Company directors, Mary Joan Hoene and William Donovan (the "Legacy Directors"), in which it alleges, among other things, that the New Rights Plan is "substantively identical" to the prior rights plans adopted by the Rights Plan Committee. The litigation is captioned Saba Capital Master Fund, Ltd. et. al v. ASA Gold and Precious Metals Ltd. et. al, No. 25-CV-3265 (SDNY). Saba Capital sought an order rescinding the New Rights Plan and a related declaratory judgment. Saba Capital filed a motion for summary judgment and the defendants filed a motion to dismiss. The Saba Litigation has been dismissed pursuant to the terms of a confidential settlement agreement. The settlement does not involve any admission of liability or wrongdoing by the Company or any other party. On August 14, 2025, the Board disbanded the Rights Plan Committee.

Right Plans Litigation related information:

Case docket no.: No. 24-cv-690 (SDNY)

Parties to the litigation:

Plaintiffs: Saba Capital Management, L.P. and Saba Capital Master Fund, Ltd.

Defendants: ASA Gold and Precious Metals, Ltd., Mary Joan Hoene, Bruce Hansen, William Donovan, and Axel Merk.

Termination date: August 8, 2025

Case docket no.: No. 25-cv-3265 (SDNY)

Parties to the litigation:

Plaintiffs: Saba Capital Management, L.P. and Saba Capital Master Fund, Ltd.

Defendants: ASA Gold and Precious Metals, Ltd., Mary Joan Hoene, and William Donovan.

Termination date: August 6, 2025

Bermuda Litigation Description - On April 30, 2025, Paul Kazarian (the "Petitioner"), a Company director, filed a petition (the "Petition") in the Supreme Court of Bermuda (the "Bermuda Court") seeking relief relative to the special general meeting of Company shareholders (the "SGM") convened by Saba Capital (the "Saba SGM") and the related requisition (the "Saba Requisition"); a requisition letter served by the Legacy Directors and several other individuals (together with the Legacy Directors, the "LD Group") (the "LD Group Requisition"), the validity of which the Petitioner challenges, requesting that the Board either include a separate slate of director nominees at the annual general meeting of Company shareholders (the "AGM") or convene a SGM for the same purpose; the AGM; and the conduct of Board and shareholder meetings. Saba served the Saba Requisition on April 7, 2025. Under Bermuda law, the Saba Requisition contemplated that the SGM would be convened by April 28, 2025. However, the Board of Directors was unable to reach consensus on matters related to the SGM within that timeframe. At the Saba SGM, which occurred on June 13, 2025, Company shareholders were presented with a proposal to expand the size of the board from four members to five and, if that vote passed, to vote to appoint a fifth director who was proposed by Saba.

Pending a resolution on the merits, Petitioner sought interim injunctive relief on an ex-parte on notice basis to restrain the Legacy Directors, including in connection with the Saba SGM and the LD Group Requisition. The Bermuda Court found there was a sufficient basis to grant interim injunctive relief, to be in place until the Court could consider arguments and evidence presented by all the litigants and rule on the questions presented. On May 8, 2025, the Bermuda Court ordered on an interim basis that the Legacy Directors not purport to act on behalf of the Company, the Board of Directors, or any committee of the Board of Directors, when communicating with the Company's shareholders with respect to the Saba Requisition or any other requisition or any general meeting of Company shareholders unless authorized by a majority of the Board. The interim injunctive relief imposed by the Bermuda Court also enjoins the Legacy Directors from (i) interfering with the holding or conduct of the Saba SGM; (ii) proposing a slate of director nominees on behalf of the Company, the Board of Directors, or a Board committee, unless authorized by a majority of the Board of Directors; and (iii) recommending director candidates to the full Board unless the Company's Nominating, Audit and Ethics Committee recommends those candidates. The Bermuda Court also directed the Legacy Directors and the Company to withdraw the preliminary proxy statement filed with the SEC and any other SEC filings made on behalf of the Company, the Board of Directors, or a Board committee made after April 30, 2025.

The Legacy Directors and the Petitioner made submissions presenting their views on the claims. In late May 2025, the Bermuda Court convened an inter partes hearing on the issue of whether the interim injunctive relief ought to be continued, and the Bermuda Court decided that the interim injunctive relief should not be lifted. After the parties sought an order for discontinuance of the Petition in the Bermuda Court, the Bermuda Court issued a final order discontinuing the Petition on a without costs basis on August 25, 2025.

Bermuda Litigation Description:

Case docket no.: 2025: No. 102

Parties to the litigation:

Plaintiff: Paul Kazarian

Defendants: ASA Gold and Precious Metals, Ltd., Mary Joane Hoene, and William Donovan.

Termination date: August 25, 2025

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